Segment Information	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Segment Information

Segment operations and management

Note 3 | Segment information

We have four reportable operating segments: Nutrien Ag Solutions (“Retail”), Potash, Nitrogen and Phosphate. Our downstream Retail segment distributes crop nutrients, crop protection products, seed and merchandise, and provides agronomic application services and solutions, including the services offered through Nutrien Financial. Retail also manufactures and distributes proprietary products and provides services directly to farmers through a network of retail locations in North America, South America and Australia. Our upstream Potash, Nitrogen and Phosphate segments are differentiated by the chemical nutrient contained in the products that each segment produces and are supported by midstream activities, which include the global sales, freight, transportation and distribution of our products, which are reported within these segments, respectively. Sales reported under our Corporate and Others segment relate to our non-core business.

Our Executive Leadership Team (“ELT”), which is comprised of officers at the Executive Vice President level and above, is the Chief Operating Decision Maker (“CODM”). Our CODM uses adjusted EBITDA, calculated as below, to measure performance and allocate resources to the operating segments. Our CODM considers adjusted EBITDA to be a meaningful measure because it is not impacted by long-term investment and financing decisions, but rather focuses on the performance of our day-to-day operations. In addition, it excludes the impact of impairments and other costs that are centrally managed by our corporate function.

We determine the composition of the reportable segments based on factors including risks and returns, internal organization, and internal reports reviewed by the CODM. We allocate certain expenses across segments based on reasonable considerations such as production capabilities or historical trends.

		Downstream	Upstream and Midstream
						Corporate
	2024	Retail	Potash	Nitrogen	Phosphate	and Others	Eliminations	Consolidated
Sales	– third party	17,832	3,008	3,500	1,610	22	‐	25,972
	– intersegment	‐	370	807	278	‐	(1,455)	‐
Sales	– total	17,832	3,378	4,307	1,888	22	(1,455)	25,972
	Freight, transportation and distribution [3]	‐	389	562	231	‐	(226)	956
	Net sales	17,832	2,989	3,745	1,657	22	(1,229)	25,016
	Cost of goods sold	13,211	1,448	2,535	1,510	9	(1,227)	17,486
	Gross margin	4,621	1,541	1,210	147	13	(2)	7,530
	Selling expenses (recovery)	3,418	10	26	6	‐	(25)	3,435
	General and administrative expenses	191	12	24	14	403	‐	644
	Provincial mining taxes	‐	255	‐	‐	‐	‐	255
	Share-based compensation expense	‐	‐	‐	‐	37	‐	37
	Impairment of assets (Notes 14 and 15)	335	‐	195	‐	‐	‐	530
	Foreign exchange loss, net of related derivatives	‐	‐	‐	‐	360	‐	360
	Other expenses (income)	87	25	(135)	33	379	24	413
	Earnings (loss) before finance costs and income taxes	590	1,239	1,100	94	(1,166)	(1)	1,856
	Depreciation and amortization	771	609	589	290	80	‐	2,339
	EBITDA [1]	1,361	1,848	1,689	384	(1,086)	(1)	4,195
	Restructuring costs	‐	‐	‐	‐	47	‐	47
	Share-based compensation expense	‐	‐	‐	‐	37	‐	37
	Impairment of assets (Notes 14 and 15)	335	‐	195	‐	‐	‐	530
	Loss related to financial instruments in Argentina	‐	‐	‐	‐	35	‐	35
	ARO/ERL related expense for non-operating sites [2]	‐	‐	‐	‐	151	‐	151
	Foreign exchange loss, net of related derivatives	‐	‐	‐	‐	360	‐	360
	Adjusted EBITDA	1,696	1,848	1,884	384	(456)	(1)	5,355
	Assets	22,149	13,792	11,603	2,453	2,571	(728)	51,840

1  EBITDA is calculated as net earnings (loss) before finance costs, income taxes, and depreciation and amortization.

2  ARO/ERL refers to asset retirement obligations and accrued environmental costs. Refer to Note 22.

3  Potash freight, transportation and distribution costs only apply to our North American potash sales volumes.

		Downstream	Upstream and Midstream
						Corporate
	2023	Retail	Potash	Nitrogen	Phosphate	and Others	Eliminations	Consolidated
Sales	– third party	19,542	3,735	3,804	1,975	‐	‐	29,056
	– intersegment	‐	431	931	288	‐	(1,650)	‐
Sales	– total	19,542	4,166	4,735	2,263	‐	(1,650)	29,056
	Freight, transportation and distribution	‐	407	528	270	‐	(231)	974
	Net sales	19,542	3,759	4,207	1,993	‐	(1,419)	28,082
	Cost of goods sold	15,112	1,396	2,828	1,760	‐	(1,488)	19,608
	Gross margin	4,430	2,363	1,379	233	‐	69	8,474
	Selling expenses (recovery)	3,375	12	27	6	‐	(23)	3,397
	General and administrative expenses	217	13	21	11	364	‐	626
	Provincial mining taxes	‐	398	‐	‐	‐	‐	398
	Share-based compensation recovery	‐	‐	‐	‐	(14)	‐	(14)
	Impairment of assets (Notes 14 and 15)	465	‐	76	233	‐	‐	774
	Foreign exchange loss, net of related derivatives	‐	‐	‐	‐	91	‐	91
	Other expenses (income)	158	(1)	(27)	40	257	30	457
	Earnings (loss) before finance costs and income taxes	215	1,941	1,282	(57)	(698)	62	2,745
	Depreciation and amortization	759	463	572	294	81	‐	2,169
	EBITDA	974	2,404	1,854	237	(617)	62	4,914
	Restructuring costs	20	‐	‐	‐	29	‐	49
	Share-based compensation recovery	‐	‐	‐	‐	(14)	‐	(14)
	Impairment of assets (Notes 14 and 15)	465	‐	76	233	‐	‐	774
	Loss related to financial instruments in Argentina	‐	‐	‐	‐	92	‐	92
	ARO/ERL related expense for non-operating sites	‐	‐	‐	‐	152	‐	152
	Foreign exchange loss, net of related derivatives	‐	‐	‐	‐	91	‐	91
	Adjusted EBITDA	1,459	2,404	1,930	470	(267)	62	6,058
	Assets	23,056	13,571	11,466	2,438	2,818	(600)	52,749

Retail Segment Product Line	Sales
Crop nutrients	Dry and liquid macronutrient and micronutrient products including potash, nitrogen and phosphate, specialty fertilizers and proprietary liquid micronutrient products.
Crop protection products	Various third-party supplier and proprietary products designed to maintain crop quality and manage plant diseases, weeds and other pests.
Seed	Various third-party supplier seed brands and proprietary seed product lines.
Services and other revenues	Product application, soil and leaf testing, crop scouting and precision agriculture services, water services and brokerage agency services.
Merchandise	Fencing, feed supplements, livestock-related animal health products, storage and irrigation equipment, and other products.
Nutrien Financial	Financing solutions provided to US and Australia Retail branches and customers in support of Nutrien’s agricultural product and service sales.

Segment	Products	Sales Prices Impacted By
Potash	North America – primarily granular Offshore (international) – primarily granular and standard
  North American prices referenced at delivered prices (including transportation and distribution costs)
  International prices pursuant to term and spot contract prices (excluding transportation and distribution costs)

Nitrogen	Ammonia, urea and Environmentally Smart Nitrogen® (“ESN®”), and nitrogen solutions, nitrates and sulfates	Global cost and supply of natural gas
Phosphate	Solid and liquid fertilizers, and industrial and feed products	Global prices and supplies of ammonia and sulfur

	2024	2023
Retail sales by product line
Crop nutrients	7,211	8,379
Crop protection products	6,313	6,750
Seed	2,235	2,295
Services and other	918	927
Merchandise	897	1,001
Nutrien Financial	361	322
Nutrien Financial elimination [1]	(103)	(132)
	17,832	19,542
Potash sales by geography
Manufactured product
North America	1,719	2,090
Offshore [2]	1,658	2,076
Other potash and purchased products	1	‐
	3,378	4,166
Nitrogen sales by product line
Manufactured product
Ammonia	1,232	1,337
Urea and ESN®	1,480	1,624
Solutions, nitrates and sulfates	1,300	1,367
Other nitrogen and purchased products	295	407
	4,307	4,735
Phosphate sales by product line
Manufactured product
Fertilizer	1,237	1,264
Industrial and feed	627	703
Other phosphate and purchased products	24	296
	1,888	2,263

1  Represents elimination of the interest and service fees charged by Nutrien Financial to Retail branches.

2  Relates to Canpotex, a major customer, and includes other revenue representing provisional pricing adjustments of $4 million (2023 – $(394) million) (Note 26).

	Sales – Third Party by Customer Location				Non-Current Assets at December 31, [1]
	2024		2023		2024	2023
United States	15,899		17,656		15,773	16,001
Canada	2,872		3,111		19,281	18,987
Australia	3,305		3,389		948	1,069
Canpotex (Note 26)	1,658		2,076		‐	‐
Trinidad	69		29		730	661
Brazil	855		1,048		138	555
Other South America	733	[2]	876	[2]	63	48
Other	581	[3]	871	[3]	353	389
	25,972		29,056		37,286	37,710

1  Excludes financial instruments (other than equity-accounted investees), deferred tax assets and post-employment benefit assets.

2  Other South America third-party sales includes sales to Argentina of $368 million (2023 – $526 million).

3  Other third-party sales primarily relate to Europe of $317 million (2023 – $314 million) and Others of $264 million (2023 – $557 million).

Canpotex sales by market (%)	2024	2023
Latin America	40	47
Other Asian markets [1]	28	28
China	13	9
India	7	5
Other markets	12	11

1  All Asian markets except China and India.